Brumadinho dam failure (Tables)	12 Months Ended
Dec. 31, 2024
Brumadinho Dam Failure
Schedule of effects in income statements

	2024	2023	2022
Integral Reparation Agreement	52	(39)	-
Other obligations	(168)	(437)	(400)
Incurred expenses	(378)	(484)	(685)
Insurance (i)	11	30	6
Expenses related to Brumadinho event	(483)	(930)	(1,079)

(i)	The Company is negotiating with insurers the payment of indemnification under its civil liability and Directors and Officers Liability Insurance.

Schedule of changes in provisions to meet its assumed obligations, including de-characterization of the dams

	December 31, 2023	Revision to estimates	Monetary and present value adjustments	Disbursements	Translation adjustment	December 31, 2024
Integral Reparation Agreement
Payment obligations	562	(16)	53	(189)	(106)	304
Provision for socio-economic reparation and others	592	(57)	52	(150)	(110)	327
Provision for social and environmental reparation	843	21	76	(244)	(163)	533
	1,997	(52)	181	(583)	(379)	1,164
Other obligations
Tailings containment, geotechnical safety and environmental reparation	684	42	56	(147)	(131)	504
Individual indemnification	83	21	15	(60)	(10)	49
Other	296	105	42	(119)	(71)	253
	1,063	168	113	(326)	(212)	806
Liability	3,060	116	294	(909)	(591)	1,970